Investment Risks - Atlas U.S. Tactical Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk [Text Block]

An investment in the Fund entails risks, and you may lose money by investing in the Fund. The following is a summary discussion of the principal risks of investing in the Fund. There can be no guarantee that the Adviser’s strategy will achieve its intended results or that the Fund will meet its investment objective or that the performance of the Fund will be positive for any period of time. An investment in the Fund is not a bank deposit or obligation, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and may lose value. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this Prospectus.

Derivatives Risk [Member]
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●	Derivatives Risk. Derivatives, futures, and options can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives may be difficult to value, can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Equity Securities Risk [Member]
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●	Equity Securities Risk. Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value per share (“NAV”) of the Fund to fluctuate.

Fixedincome Securities Risk [Member]
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●	Fixed-Income Securities Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

○	Credit Risk. The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

○	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed-income securities. If rates increase significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the increase in a security’s price.

○	Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed-income security slower than expected or required, and the value of such security may fall.

○	Interest Rate Risk. During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed-income securities that have the ability to be prepaid or called by the issuer may be extended.

○	Liquidity Risk. Fixed-income securities may be difficult or impossible to sell at the time that the Adviser would like or at the price the Adviser believes the security is currently worth.

○	Prepayment (or Call) Risk. During periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments.

○	Valuation Risk. One or more of the fixed-income securities in which the Fund invests may be priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

Foreign Exposure Risk [Member]
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●	Foreign Exposure Risk. Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investments in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Highyield Risk [Member]
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●	High-Yield Risk. The Fund’s high-yield-fixed-income securities, sometimes known as “junk bonds” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely affect the Fund’s return and NAV. High-yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

Investment And Market Risk [Member]
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●	Investment and Market Risk. The prices of, and the income generated by, the bonds, common stocks and other securities held by the Fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; currency exchange rate, interest rate and commodity price fluctuations; market disruptions caused by local or regional events such as war, acts of terrorism, natural disasters, climate-change or climate-related events, the spread of infectious illness (including epidemics and pandemics) or other public health issues, tariffs and trade wars, recessions or other events or adverse investor sentiment. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Largecapitalization Company Risk [Member]
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●	Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk [Member]
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●	Leverage Risk. The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and make it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Management Risk [Member]
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●	Management Risk. The Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analysis employed by the Adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Mortgagebacked Securities Risk [Member]
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●	Mortgage-Backed Securities Risk. Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the Fund having to reinvest the proceeds in lower yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the Fund’s cash available for reinvestment in higher yielding securities.

Sector Risk [Member]
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●	Sector Risk. Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund’s assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

○	Financial Sector Risk. The Fund invests a certain amount of its assets in the financial sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

U S Government Securities Risk [Member]
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●	U.S. Government Securities Risk. Securities backed by the U.S. Treasury, or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund entails risks, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit or obligation, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and may lose value.